Shareholders' capital (Details)	6 Months Ended
Jun. 30, 2024 shares
Shareholders' capital
Number of shares outstanding at beginning of period	59,194,488
Exercise of stock options	555,392
Vesting of RSUs	46,393
Number of shares outstanding at end of period	59,796,273